Significant Accounting Policies and Estimates (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Significant Accounting Policies and Estimates [Line Items]
Insurance amount	$ 1,668,291	$ 31,973	$ 2,404,170	¥ 500,000
Uninsured amount (in Dollars)	1,478,312		2,247,354
Deferred IPO costs (in Dollars)	$ 889,160	668,651	452,521
Property and equipment net useful lives	3 years			3 years
Depreciation expense (in Dollars)	$ 2,039	799	2,139
Non-controlling interests (in Dollars)	$ 49,795	$ 37,922	$ 86,017
Deposits (in Yuan Renminbi) | ¥				¥ 500,000
Minimum [Member]
Significant Accounting Policies and Estimates [Line Items]
Value added tax rate	1.00%			1.00%
Maximum [Member]
Significant Accounting Policies and Estimates [Line Items]
Value added tax rate	9.00%			9.00%
Mainland China [Member]
Significant Accounting Policies and Estimates [Line Items]
Insurance amount	$ 76,000			¥ 500,000
NCIs [Member]
Significant Accounting Policies and Estimates [Line Items]
Non-controlling interests (in Dollars)	$ 49,795
NCIs [Member]
Significant Accounting Policies and Estimates [Line Items]
Equity ownership percentage	5.00%			5.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	34.00%	44.00%	26.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	32.00%	50.00%	30.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	24.00%	17.00%	22.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	17.00%	12.00%	14.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	20.00%	11.00%	18.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	13.00%	11.00%	8.00%
Customer Four [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	12.00%	10.00%
Customer Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	9.00%	6.00%
Service Provider One [Member] | Customer Concentration Risk [Member] | Total Purchase of Service [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	25.00%	49.00%	46.00%
Service Provider One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	21.00%	70.00%	4.00%
Service Provider Two [Member] | Customer Concentration Risk [Member] | Total Purchase of Service [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	14.00%	25.00%	33.00%
Service Provider Two [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	35.00%	13.00%	53.00%
Service Provider Three [Member] | Customer Concentration Risk [Member] | Total Purchase of Service [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	13.00%	13.00%	10.00%
Service Provider Three [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	0.00%	6.00%	24.00%